Summary of Consolidated Statement of Profit Loss Nature of Expense (Parenthetical) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Operating expenses from mining business [abstract]
Export incentive and duty drawback	₨ 5,182	$ 68	₨ 3,162	₨ 4,327
Short term lease rental expenses	₨ 380		₨ 474	₨ 415